Note 31 - Fees Paid to the Company's Principal Accountant - Fees Accrued for Professional Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Audit fees	$ 3,841	$ 3,995	$ 3,588
Audit-related fees	43	88	64
Tax fees		23	14
All other fees	7	30	3
Total	$ 3,891	$ 4,136	$ 3,669